SCHEDULE OF SHORT TERM INVESTMENT (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
Short term investment	$ 7,165,232	$ 7,028,594
Total	$ 7,165,232	$ 7,028,594